Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income taxes

16. Income taxes

(a) Income taxes recognized in consolidated statements of profit or loss:

	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2025
	MYR	MYR	MYR	USD
Current tax
Provision for the year	1,355,882	2,637,694	3,960,142	976,366
Under provision for taxes	–	225,946	1,468,846	362,142
Deferred tax	–	(30,023)	(21,238)	(5,236)
	1,355,882	2,833,617	5,407,750	1,333,272

Notes:

1)	Cayman Islands

Under the current tax laws of the Cayman Islands, the Group is not subject to any income tax in the Cayman Islands.

2)	Malaysia

Under the Income Tax Act of Malaysia, enterprises incorporated in Malaysia are usually subject to a unified 24% enterprise income tax rate while preferential tax rates, tax holidays, and tax exemptions may be granted on a case-by-case basis.

For the fiscal year ended December 31, 2025, 2024 and 2023, the tax rate is 24% for companies incorporated in Malaysia with paid-in capital of MYR 2.5 million or more.

(b) Reconciliation between tax expenses and accounting profit at applicable tax rates:

	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2025
	MYR	MYR	MYR	USD
Profit before income taxes	5,110,267	6,345,785	11,990,753	2,956,301
Notional tax on profit before taxation, calculated at the rates applicable to the respective tax jurisdictions	1,226,464	1,522,988	2,877,781	709,512
Effect of tax rates in foreign jurisdictions	135,602	1,064,667	1,015,615	250,398
Non-deductible expenses	8,777	20,016	45,508	11,220
Tax effect on capital allowance	(14,961)	–	–	–
Under provision for taxes	–	225,946	1,468,846	362,142
Tax expenses for the year	1,355,882	2,833,617	5,407,750	1,333,272

(c) Deferred tax recognized in the consolidated statement of financial position

The significant components of deferred taxes recognized in the consolidated statement of financial position and the movements during the year presented are as follows:

	As of December 31, 2024	As of December 31, 2025
	MYR	MYR	USD
Deferred tax assets:
- Allowance for credit losses	178,526	247,400	60,996
- Lease liability	598,394	502,945	124,000
Total deferred tax assets	776,920	750,345	184,996
Net off against deferred tax liabilities	(746,897)	(699,084)	(172,358)
Net deferred tax assets	30,023	51,261	12,638

Deferred tax liabilities:
- Right-of-use asset	(546,530)	(424,262)	(104,601)
- Depreciation and amortization	(200,367)	(274,822)	(67,757)
Total deferred tax liabilities	(746,897)	(699,084)	(172,358)
Net off against deferred tax assets	746,897	699,084	172,358
Net deferred tax liabilities	–	–	–

(d) Uncertain tax position

As of December 31, 2025, the Company accrued tax liabilities of MYR 59,349,444 (USD 2,305,090). According to the Income Tax Act (ITA) 1967, all income tax payments must be made by the specified due date to avoid penalties. If payments are not settled by this deadline, the Act stipulates that penalties will be imposed on any outstanding amounts. As of December 31, 2025, based on statutory penalty rate, the Company accrued and recorded penalty of MYR 992,272 (USD 244,643) associated with unpaid income tax liabilities, which have been reflected in the consolidated statements of income and comprehensive income. The Company expects to settle the tax liability in fiscal year 2026.